Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of interest rate risk exposure	The Company’s interest rate risk exposure is mainly related to the undrawn credit facility.

As at	Dec 31 2024	Dec 31 2023
Fixed interest rate debt:
Unsecured notes	$2,273,881	$1,985,660
Other limited recourse debt facilities	141,054	156,141
	$2,414,935	$2,141,801

Schedule of expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2024	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables [1]	$415,120	$415,120	$415,120	$—	$—	$—
Lease obligations [2]	818,205	1,080,605	168,554	263,767	225,729	422,555
Other long-term liabilities[2]	27,483	51,148	2,200	4,400	4,400	40,148
Long-term debt [2]	2,414,935	3,377,269	148,253	989,912	924,064	1,315,040
Cash flow hedges [3]	36,811	45,635	15,038	5,808	4,330	20,459
	$3,712,554	$4,969,777	$749,165	$1,263,887	$1,158,523	$1,798,202
[1]     Excludes tax, accrued interest and euro foreign currency hedges.
[2]     Contractual cash flows include contractual interest payments related to debt obligations and lease obligations.
[3] The expected cash flows of hedges are based on current valuations of the expected settlement amounts, which will fluctuate at settlement dependent on the market prices at the future settlement dates